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                                                           [LOGO]

PRUDENTIAL MORTGAGE INCOME FUND, INC.

November 3, 1998

Dear Shareholder:

You may be aware that the Directors of Prudential Mortgage Income Fund have recently approved a proposal to exchange the assets and liabilities of your Series for shares of Prudential Government Income Fund. The enclosed proxy materials describe this proposal in detail. If the proposal is approved by the shareholders and implemented, you will automatically receive shares of Prudential Government Income Fund in exchange for your shares of Prudential Mortgage Income Fund.

THE TRUSTEES AND I STRONGLY RECOMMEND THAT YOU VOTE FOR THE PROPOSAL. WE BELIEVE THAT THIS TRANSACTION SERVES YOUR BEST INTERESTS.

REASON FOR THE MERGER--GREATER FLEXIBILITY

      Mortgage-backed securities perform best in a stable interest rate environment. Interest rates would have to increase and remain stable for mortgage-backed securities to regain their attractiveness. Given the current interest rate environment, we believe that investors would be more interested in owning a portfolio that can adjust its mortgage exposure. As stated in the prospectus, Prudential Mortgage Income Fund must hold at least 65% of its assets in mortgage-backed securities. Prudential Government Income Fund is also allowed to hold mortgage-backed securities in its portfolio, however it is not restricted to a definitive amount.

PRUDENTIAL GOVERNMENT INCOME FUND'S investment objective is to seek a high current return. The Fund seeks to achieve this objective by investing primarily in U.S. Government securities--including U.S. Treasuries, U.S. Government agencies and mortgage-backed securities. Portfolio manager Barbara Kenworthy has over 30 years of investment experience investing all types of fixed-income securities.

PLEASE READ THE ENCLOSED MATERIALS CAREFULLY FOR MORE COMPLETE INFORMATION. Your vote is important, no matter how many shares you own. Voting your shares early may permit your Series to avoid costly follow-up mail and telephone solicitation. After you have reviewed the enclosed materials, please complete, date and sign your proxy card and mail it in the enclosed postage-paid return envelope today.

SAVE TIME AND POSTAGE COSTS. Help us save time and postage costs (savings that we can pass on to you) by voting through the internet or via a touch tone phone. Each method is generally available 24 hours per day. If you are voting via these methods, you do not need to return your proxy card.

  TO VOTE BY INTERNET, FOLLOW THESE INSTRUCTIONS:

    Read your proxy statement and have your proxy card available.
    Go to website www.proxyvote.com.
    Enter your 12 digit control number found on your proxy card.
    Follow the simple instructions found at the website.

  TO VOTE BY TELEPHONE, FOLLOW THESE INSTRUCTIONS:

    Read your proxy statement and have your proxy card available.
    Call the toll free number shown on your proxy card.
    Enter your 12 digit control number found on your proxy card.
    Follow the simple recorded instructions.
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SHAREHOLDERS ON SYSTEMATIC ACCUMULATION PLANS SHOULD CONTACT THEIR FINANCIAL
ADVISOR OR CALL PRUDENTIAL MUTUAL FUNDS CUSTOMER SERVICE DIVISION (1-800-225-1852) TO CHANGE THEIR OPTIONS. IF NO CHANGE IS MADE BY NOV 20, 1998, FUTURE PURCHASES WILL BE MADE IN SHARES OF PRUDENTIAL GOVERNMENT INCOME FUND. SHAREHOLDERS WITH CERTIFICATES OUTSTANDING SHOULD CONTACT THEIR FINANCIAL ADVISOR OR CALL PRUDENTIAL MUTUAL FUNDS CUSTOMER SERVICE DIVISION (1-800-225-1852) TO DEPOSIT THEIR CERTIFICATES.

We value your investment and thank you for the confidence you have placed in Prudential Mutual Funds.

Sincerely,

    [SIGNATURE]
Brian M. Storms
PRESIDENT, Prudential Mutual Funds and Annuities

Prudential Mortgage Income Fund, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 09102-4077

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[LOGO]

                                     PROXY
                     PRUDENTIAL MORTGAGE INCOME FUND, INC.
                              GATEWAY CENTER THREE
                               100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077

           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

  The undersigned hereby appoints S. Jane Rose, Deborah A. Docs and Grace Torres as Proxies, each with the power of substitution, and hereby authorizes each of them to represent and to vote, as designated below, all the shares of Prudential Mortgage Income Fund, Inc., held of record by the undersigned on October 15, 1998, at the Special Meeting of Shareholders to be held on December 3, 1998, or any adjournment thereof.

  THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL.

    Vote On Proposal

    1. Approval of the Agreement and Plan of Reorganization and Liquidation.

           / / FOR          / / AGAINST            / / ABSTAIN

    2. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

                                                                          (over)

                                       1
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(Continued from other side)

PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY, USING THE ENCLOSED ENVELOPE.

  THIS PROXY WHEN EXECUTED WILL BE VOTED IN THE MANNER DESCRIBED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF EXECUTED AND NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1.

  -To vote by mail, sign below exactly as your name appears above and return the card in the envelope provided.

  -To vote by touch-tone phone, call 1-800-690-6903

  -To vote by Internet, use website www.proxyvote.com

  Please sign exactly as name appears below. When shares are held by joint tenants, both should sign.

                                              When signing as attorney,
                                              executor, administrator,
                                              trustee or guardian, please
                                              give full title as such. If a
                                              corporation, please sign in
                                              full corporate name by
                                              president or other authorized
                                              officer. If a partnership,
                                              please sign in partnership
                                              name by authorized person.

                                              Dated                  , 1998
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                                              Signature (please sign within box)


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                                              Signature (Joint Owners)